September 2022
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Well Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Sep 12, 2022
Prior Payment:
Aug 12, 2022
Next Payment:
Oct 13, 2022
Record Date:
Aug 31, 2022
Determination Date:
Sep 6, 2022
First Payment Date:
Nov 13, 2015
Closing Date:
Oct 23, 2015
Rated Final Distribution Date:
Oct 13, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Distribution Date Report

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Supplemental Information

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance (1)
Distribution
Distribution (2)
Distribution
Loss
Balance
Outstanding
A-1
1.53900%
30,283,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.07500%
28,822,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.24400%
185,000,000.00
181,727,697.72
0.00
491,270.54
491,270.54
0.00
181,727,697.72
A-4
3.50600%
284,382,000.00
284,382,000.00
0.00
830,869.41
830,869.41
0.00
284,382,000.00
A-AB
3.27800%
65,382,000.00
45,656,995.46
1,160,431.02
124,719.69
1,285,150.71
0.00
44,496,564.44
X-A
1.37254%
634,167,000.00
552,064,693.18
0.00
631,440.77
631,440.77
0.00
550,904,262.16
X-B
0.33700%
48,782,000.00
48,782,000.00
0.00
13,699.56
13,699.56
0.00
48,782,000.00
A-S
3.91100%
40,298,000.00
40,298,000.00
0.00
131,337.90
131,337.90
0.00
40,298,000.00
100.00000%
B
4.46600%
48,782,000.00
48,782,000.00
0.00
181,550.34
181,550.34
0.00
48,782,000.00
100.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.80300%
42,419,000.00
42,419,000.00
0.00
169,782.00
169,782.00
0.00
42,419,000.00
100.00000%
D
2.97900%
51,964,000.00
51,964,000.00
0.00
129,000.63
129,000.63
0.00
51,964,000.00
X-D
1.82400%
51,964,000.00
51,964,000.00
0.00
78,985.22
78,985.22
0.00
51,964,000.00
E
4.80300%
23,331,000.00
23,331,000.00
0.00
93,382.30
93,382.30
0.00
23,331,000.00
F
4.80300%
8,483,000.00
8,483,000.00
0.00
33,953.20
33,953.20
0.00
8,483,000.00
G
4.80300%
39,238,739.00
37,101,061.31
0.00
45,636.73
45,636.73
0.00
37,101,061.31
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
848,384,739.00
764,144,754.49
1,160,431.02
2,955,628.29
4,116,059.31
0.00
762,984,323.47
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 131,499,000.00.
(2) Class S is a sole beneficiary of Excess Interest.
September 2022
DISTRIBUTION DATE REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.911000%
40,298,000.00
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00000%
B
4.466000%
48,782,000.00
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.802999%
42,419,000.00
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00000%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00
September 2022
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250VAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36250VAB8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36250VAC6
982.31187957
0.00000000
2.65551645
2.65551645
0.00000000
982.31187957
A-4
36250VAD4
1000.00000000
0.00000000
2.92166667
2.92166667
0.00000000
1000.00000000
A-AB
36250VAE2
698.31139243
17.74847848
1.90755395
19.65603243
0.00000000
680.56291395
X-A
36250VAF9
870.53519527
0.00000000
0.99570109
0.99570109
0.00000000
868.70534443
X-B
36250VAG7
1000.00000000
0.00000000
0.28083221
0.28083221
0.00000000
1000.00000000
A-S
36250VAH5
1000.00000000
0.00000000
3.25916667
3.25916667
0.00000000
1000.00000000
B
36250VAJ1
1000.00000000
0.00000000
3.72166667
3.72166667
0.00000000
1000.00000000
PEZ
36250VAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250VAL6
1000.00000000
0.00000000
4.00249888
4.00249888
0.00000000
1000.00000000
D
36250VAM4
1000.00000000
0.00000000
2.48250000
2.48250000
0.00000000
1000.00000000
X-D
36250VAN2
1000.00000000
0.00000000
1.51999888
1.51999888
0.00000000
1000.00000000
E
36250VAP7
1000.00000000
0.00000000
4.00249888
4.00249888
0.00000000
1000.00000000
F
36250VAR3
1000.00000000
0.00000000
4.00249888
4.00249888
0.00000000
1000.00000000
G
36250VAT9
945.52124394
0.00000000
1.16305284
1.16305284
0.00000000
945.52124394
S
36250VAV4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250VAX0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
September 2022
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
181,727,697.72
0.00
0.00
0.00
0.00
181,727,697.72
0.00
A-4
284,382,000.00
0.00
0.00
0.00
0.00
284,382,000.00
0.00
A-AB
45,656,995.46
1,018,646.88
141,784.14
0.00
0.00
44,496,564.44
0.00
A-S
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00
B
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00
D
51,964,000.00
0.00
0.00
0.00
0.00
51,964,000.00
0.00
E
23,331,000.00
0.00
0.00
0.00
0.00
23,331,000.00
0.00
F
8,483,000.00
0.00
0.00
0.00
0.00
8,483,000.00
0.00
G
37,101,061.31
0.00
0.00
0.00
0.00
37,101,061.31
2,137,677.69
Totals:
764,144,754.49
1,018,646.88
141,784.14
0.00
0.00
762,984,323.47
2,137,677.69
September 2022
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
491,270.54
0.00
0.00
0.00
0.00
491,270.54
0.00
A-4
830,869.41
0.00
0.00
0.00
0.00
830,869.41
0.00
A-AB
124,719.69
0.00
0.00
0.00
0.00
124,719.69
0.00
X-A
631,440.77
0.00
0.00
0.00
0.00
631,440.77
0.00
X-B
13,699.56
0.00
0.00
0.00
0.00
13,699.56
0.00
A-S
131,337.90
0.00
0.00
0.00
0.00
131,337.90
0.00
B
181,550.34
0.00
0.00
0.00
0.00
181,550.34
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
169,782.00
0.00
0.00
0.00
0.00
169,782.00
0.00
D
129,000.63
0.00
0.00
0.00
0.00
129,000.63
0.00
X-D
78,985.22
0.00
0.00
0.00
0.00
78,985.22
0.00
E
93,382.30
0.00
0.00
0.00
0.00
93,382.30
0.00
F
33,953.20
0.00
0.00
0.00
0.00
33,953.20
0.00
G
148,496.96
0.00
9,092.45
102,860.23
0.00
45,636.73
2,383,644.83
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,058,488.52
0.00
9,092.45
102,860.23
0.00
2,955,628.29
2,383,644.83
September 2022
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Interest
Fees
Scheduled Interest
3,070,432.26
Master Servicing Fee
9,500.83
Interest Adjustments
(101,422.70)
Trustee/Certificate Administrator Fees
2,696.57
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
328.85
Net Prepayment Shortfall
0.00
Operating Advisor Fee
855.02
Net Prepayment Interest Excess
0.00
Special Servicing Fee
11,711.52
Interest Reserve (Deposit)/Withdrawal
0.00
Workout Fee
0.00
Interest Collections
2,969,009.56
Liquidation Fee
0.00
Special Serv Fee plus Adj.
11,711.52
Miscellaneous Fee
0.00
Principal
Scheduled Principal
1,018,646.88
Fee Distributions
25,092.79
Unscheduled Principal
141,784.14
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
1,160,431.02
Reimbursed for Interest on Advances
0.00
Net ASER Amount
89,570.80
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
11,851.90
Other
Additional Trust Fund Expenses
101,422.70
Yield Maintenance
0.00
Excess Interest
0.00
Payments to Certificateholders
Excess Liquidatation Proceeds
0.00
Interest Distribution
2,955,628.29
Other Collections
0.00
Principal Distribution
1,160,431.02
Yield Maintenance
0.00
Excess Interest
0.00
Payments to Certificateholders
4,116,059.31
Total Collections
4,129,440.58
Total Distribution
4,129,440.58
Funds Collection
Funds Distribution
September 2022
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
763,785,598.44
Total
Ending Principal Balance
762,766,951.56
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
89.91%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
2,710,821.43
Ending Loan Count
54
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
36
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.8240222%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
GalaxyCosmos34 LLC
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
September 2022
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
0
0.00
0.00
0.00
Totals:
0
0.00
Totals:
0.00
0.00
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
September 2022
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

September 2022
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
2
82,437,041.08
Please see Loan Modification Report on Trustee website.
82,759,138.08
3
67,446,250.99
Please see Loan Modification Report on Trustee website.
67,446,250.99
12
16,373,474.01
No comment provided
16,373,474.01

September 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
3
0.00
0.00
0.00
0.00
0.00
Nov 2021
850,000.00
850,000.00
0.00
0.00
3
0.00
850,000.00
0.00
0.00
0.00
Jan 2022
(250,713.60)
599,286.40
0.00
0.00
3
0.00
599,286.40
0.00
0.00
0.00
Feb 2022
(135,358.95)
463,927.45
0.00
0.00
3
0.00
463,927.45
0.00
0.00
0.00
Mar 2022
(283,568.28)
180,359.17
0.00
0.00
3
0.00
180,359.17
0.00
0.00
0.00
Apr 2022
(141,784.14)
38,575.03
0.00
0.00
3
0.00
38,575.03
0.00
0.00
0.00
Jun 2022
(283,568.28)
(244,993.25)
0.00
0.00
3
0.00
(244,993.25)
0.00
0.00
0.00
Jul 2022
(141,784.14)
(386,777.39)
0.00
0.00
3
0.00
(386,777.39)
0.00
0.00
0.00
Aug 2022
(141,784.14)
(528,561.53)
0.00
0.00
3
0.00
(528,561.53)
0.00
0.00
0.00
Sep 2022
(141,784.14)
(670,345.67)
0.00
0.00
17
12,417,971.55
2,140,818.61
0.00
0.00
0.00
0.00
Nov 2020
0.00
2,140,818.61
0.00
0.00
17
2,137,677.80
2,140,818.61
0.00
0.00
0.00
Apr 2021
(3,140.81)
2,137,677.80
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(673,486.48)
1,467,332.13
2,137,677.80
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

September 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
82,437,041.08
0
2
32,573,748.81
0
0
0.00
1
3,318,572.65
Sep 2022
0.00
10.8%
0.0%
4.3%
0.0%
0.0%
0.4%
0
0.00
0.0%
0
0.00
0.00
0
2
32,620,022.97
0
0
0.00
1
3,327,832.22
Aug 2022
0.00
0.0%
0.0%
4.3%
0.0%
0.0%
0.4%
0
0.00
0.0%
0
0.00
0.00
0
2
32,666,098.13
0
0
0.00
1
3,337,054.99
Jul 2022
0.00
0.0%
0.0%
4.3%
0.0%
0.0%
0.4%
0
0.00
0.0%
0
0.00
0.00
0
2
32,716,517.08
0
0
0.00
1
3,346,670.14
Jun 2022
0.00
0.0%
0.0%
4.3%
0.0%
0.0%
0.4%
0
0.00
0.0%
0
0.00
0.00
0
3
36,117,995.30
0
0
0.00
0
0.00
May 2022
0.00
0.0%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
3
36,177,557.30
0
0
0.00
0
0.00
Apr 2022
0.00
0.0%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
3
36,231,879.63
0
0
0.00
0
0.00
Mar 2022
0.00
0.0%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
2,445,235.52
0
3
36,300,981.93
0
0
0.00
0
0.00
Feb 2022
0.00
0.3%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
3
36,354,779.70
0
0
0.00
0
0.00
Jan 2022
0.00
0.0%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
3
36,408,349.07
0
0
0.00
0
0.00
Dec 2021
0.00
0.0%
0.0%
4.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
3,412,093.71
0.00
1
2
33,054,623.54
0
0
0.00
0
0.00
Nov 2021
0.00
0.0%
0.4%
4.3%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
3,420,981.62
0
2
33,098,829.60
0
0
0.00
0
0.00
Oct 2021
0.00
0.4%
0.0%
4.3%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
2,465,678.50
0
2
33,147,447.29
0
0
0.00
0
0.00
Sep 2021
0.00
0.3%
0.0%
4.3%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
10,917,796.08
0.00
1
1
22,273,458.10
0
0
0.00
0
0.00
Aug 2021
0.00
0.0%
1.4%
2.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
83,524,935.13
0
2
33,234,872.71
0
0
0.00
0
0.00
Jul 2021
0.00
10.8%
0.0%
4.3%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
September 2022
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

September 2022
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
47
GA
3,318,572.65
3,875,090.91
1,800,000.00
06/30/2023
47,878.00
05/03/2022
Lithonia
Retail
4,000,000.00
11/18/2021
Count:
Totals:
1
3,318,572.65
3,875,090.91
1,800,000.00
47,878.00
4,000,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

September 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
12,417,971.55
25,300,000.00
10,803,710.20
523,416.45
10,280,293.75
2,137,677.80
17
3
Nov 2020
10,803,710.20
523,416.45
10,280,293.75
2,137,677.80
Count:
Totals:
1
12,417,971.55
25,300,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

September 2022
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
4,711.52
0.00
0.00
63,435.50
0.00
0.00
0.00
0.00
0.00
21,854,296.92
0.00
0.00
10
3,500.00
0.00
0.00
18,361.28
0.00
0.00
0.00
0.00
0.00
10,719,451.89
0.00
0.00
23
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,429,578.45
0.00
140.38
26
3,500.00
0.00
0.00
7,774.02
0.00
0.00
0.00
0.00
0.00
3,318,572.65
0.00
0.00
47
45,321,899.91
Count:
Totals:
4
11,711.52
0.00
0.00
89,570.80
0.00
0.00
0.00
0.00
0.00
0.00
140.38
Total Interest Shortfall hitting the Trust:
101,422.70
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

September 2022
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
3
09/06/2022
0.00
367,320,502.00
0.00
626,907.03
10
01/06/2022
15,142,245.99
04/06/2022
10,000,000.00
01/25/2022
63,435.50
1,185,980.00
23
05/06/2021
4,023,925.02
08/08/2022
8,690,000.00
06/02/2022
18,361.28
45,913.79
47
08/06/2021
1,967,506.10
03/07/2022
1,800,000.00
11/18/2021
7,774.02
56,516.66
Count:
Totals:
4
21,133,677.11
387,810,502.00
89,570.80
1,915,317.48

September 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
IL
08/06/25
N
96,693,649.96
506,388.26
0.00
09/06/22
0.00
0
374,780.99
0.00
4.495
1.15
12/31/21
2
Mixed Use
06/14/21 NY
10/06/25
N
82,437,041.08
484,988.52
0.00
07/06/22
0.00
1
323,625.14
0.00
4.550
1.15
12/31/21
3
Lodging
06/17/20 XX
09/06/25
N
67,446,250.99
287,692.92
0.00
09/06/22
0.00
0
287,692.92
0.00
4.954
1.52
12/31/21
4
Mixed Use
TX
10/06/25
N
52,535,944.53
282,015.59
0.00
09/06/22
0.00
0
214,889.39
0.00
4.744
0.69
12/31/21
5
Office
NY
10/06/25
N
30,000,000.00
111,083.33
0.00
09/06/22
0.00
0
111,083.33
0.00
4.300
3.69
12/31/21
6
Retail
TX
09/06/25
N
29,750,000.00
115,281.25
0.00
09/06/22
0.00
0
115,281.25
0.00
4.500
1.91
12/31/21
7
Retail
XX
08/06/25
N
25,588,493.79
139,078.78
0.00
09/06/22
0.00
0
99,309.52
0.00
4.500
1.20
12/31/21
8
Multifamily
PA
09/06/25
N
23,245,702.77
122,318.53
0.00
09/06/22
0.00
0
91,199.88
0.00
4.550
1.41
12/31/21
9
Retail
OH
06/06/25
N
20,667,285.78
121,929.33
0.00
09/06/22
0.00
0
83,861.57
0.00
4.704
0.00
10
Various
12/23/19 NY
09/06/25
N
21,854,296.92
123,234.81
0.00
01/06/22
0.00
6
91,780.33
0.00
4.870
1.04
12/31/18
11
Industrial
PA
10/06/25
N
17,733,565.22
99,836.64
0.00
09/06/22
0.00
0
71,610.61
0.00
4.682
1.73
12/31/21
12
Lodging
FL
10/06/25
N
16,373,474.01
98,184.44
0.00
09/06/22
0.00
0
69,209.22
0.00
4.900
2.19
12/31/21
13
Multifamily
TX
08/06/25
11/22/19
14
Retail
FL
09/06/25
N
14,466,905.26
85,930.58
0.00
09/06/22
0.00
0
62,439.12
0.00
5.004
1.38
12/31/21
15
Office
OH
09/06/25
N
13,948,675.96
75,689.91
0.00
09/06/22
0.00
0
54,122.66
0.00
4.499
1.73
12/31/21
16
Retail
05/06/20 MD
09/06/25
N
13,671,984.22
74,974.24
0.00
09/06/22
0.00
0
54,238.39
0.00
4.600
1.93
12/31/21
17
Lodging
TX
10/06/20
10/20/20
18
Retail
MO
10/06/25
N
10,217,469.11
75,836.44
0.00
09/06/22
0.00
0
42,810.06
0.00
4.850
2.14
12/31/21
19
Multifamily
MI
09/06/25
N
11,441,730.72
66,142.92
0.00
09/06/22
0.00
0
48,647.60
0.00
4.930
1.55
12/31/21
20
Retail
FL
06/06/25
N
12,350,000.00
48,595.36
0.00
09/06/22
0.00
0
48,595.36
0.00
4.570
0.00
21
Mobile Home
PA
09/06/25
N
10,826,627.31
63,992.30
0.00
09/06/22
0.00
0
44,117.69
0.00
4.724
1.67
12/31/21
22
Mobile Home
PA
09/06/25
N
10,646,256.40
62,926.20
0.00
09/06/22
0.00
0
43,382.70
0.00
4.724
1.67
12/31/21
23
Retail
05/05/20 OH
12/28/27
N
10,719,451.89
64,031.54
0.00
05/06/21
0.00
6
49,211.86
0.00
5.324
1.63
12/31/19
24
Retail
MI
09/06/25
N
10,196,309.17
56,230.72
0.00
09/06/22
0.00
0
39,224.80
0.00
4.460
1.94
12/31/21
25
Office
OH
09/06/25
N
10,316,791.91
55,982.16
0.00
09/06/22
0.00
0
40,030.48
0.00
4.499
1.31
12/31/21
26
Lodging
10/30/20 GA
06/06/25
N
9,429,578.45
56,106.86
0.00
09/06/22
0.00
0
39,005.60
0.00
4.795
0.00
27
Multifamily
FL
10/06/25
N
9,753,058.67
55,214.78
0.00
09/06/22
0.00
0
39,850.42
0.00
4.738
2.38
12/31/21
28
Multifamily
AZ
07/06/25
N
10,128,657.31
54,895.03
0.00
09/06/22
0.00
0
42,192.70
0.00
4.832
0.00
29
Multifamily
GA
09/06/25
N
7,860,916.41
43,190.95
0.00
09/06/22
0.00
0
31,928.25
0.00
4.710
0.00
30
Multifamily
MI
09/06/25
N
7,300,813.63
40,453.75
0.00
09/06/22
0.00
0
29,591.98
0.00
4.700
1.18
12/31/21
31
Office
NY
10/06/25
N
7,279,224.16
38,672.76
0.00
09/06/22
0.00
0
29,185.22
0.00
4.650
0.27
12/31/18
32
Mobile Home
PA
09/06/25
N
5,851,041.50
34,583.41
0.00
09/06/22
0.00
0
23,842.56
0.00
4.724
1.45
12/31/21
33
Retail
NM
09/06/25
N
5,771,666.83
34,326.00
0.00
09/06/22
0.00
0
23,849.73
0.00
4.790
1.59
12/31/21
34
Office
CA
09/06/25
N
6,084,613.63
33,742.72
0.00
09/06/22
0.00
0
24,704.34
0.00
4.708
1.82
12/31/21
35
Multifamily
TX
09/06/25
N
5,690,810.57
31,166.13
0.00
09/06/22
0.00
0
21,556.53
0.00
4.392
1.26
12/31/21
36
Multifamily
OH
06/06/25
N
5,360,816.31
31,532.50
0.00
09/06/22
0.00
0
21,604.79
0.00
4.672
0.00
37
Office
AZ
09/06/25
N
5,528,500.28
32,000.61
0.00
09/06/22
0.00
0
23,567.80
0.00
4.943
1.38
12/31/21
38
Retail
AZ
09/06/25
N
5,111,523.79
29,365.40
0.00
09/06/22
0.00
0
19,494.80
0.00
4.421
2.26
12/31/21
39
Office
TX
08/06/25
N
5,079,516.70
29,733.37
0.00
09/06/22
0.00
0
20,158.46
0.00
4.600
2.26
12/31/21
40
Retail
TX
08/06/25
N
5,060,540.47
29,181.34
0.00
09/06/22
0.00
0
19,385.59
0.00
4.440
0.00
41
Multifamily
GA
07/06/25
N
5,253,233.54
30,450.95
0.00
09/06/22
0.00
0
22,459.95
0.00
4.958
0.00

September 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Retail
CA
09/06/25
N
4,777,148.73
27,125.66
0.00
09/06/22
0.00
0
19,570.77
0.00
4.750
1.80
12/31/21
43
Retail
TX
10/06/25
N
4,483,808.71
26,144.86
0.00
09/06/22
0.00
0
17,793.94
0.00
4.600
0.00
44
Self Storage
AZ
10/06/20
06/05/20
45
Multifamily
MI
09/06/25
N
3,127,157.53
21,259.40
0.00
09/06/22
0.00
0
12,548.44
0.00
4.647
2.19
12/31/21
46
Retail
MI
09/06/25
N
497,955.55
3,385.25
0.00
09/06/22
0.00
0
1,998.16
0.00
4.647
1.08
12/31/21
47
Retail
10/05/21 GA
09/06/25
N
3,318,572.65
22,537.48
0.00
08/06/21
0.00
6
13,277.91
0.00
4.634
1.87
12/31/20
48
Office
CA
09/06/25
N
3,483,111.03
20,776.84
0.00
09/06/22
0.00
0
14,488.95
0.00
4.822
1.38
12/31/21
49
Self Storage
PA
10/06/25
N
3,593,458.10
20,532.73
0.00
09/06/22
0.00
0
14,968.93
0.00
4.830
0.00
50
Self Storage
AZ
08/06/25
N
3,449,019.29
18,736.37
0.00
09/06/22
0.00
0
13,370.87
0.00
4.495
2.94
12/31/21
51
Office
TX
10/06/25
N
3,286,816.92
20,023.26
0.00
09/06/22
0.00
0
14,377.18
0.00
5.071
1.83
12/31/21
52
Retail
MO
09/06/25
N
2,523,264.17
17,420.49
0.00
09/06/22
0.00
0
10,566.76
0.00
4.850
0.98
12/31/21
53
Retail
TX
07/06/25
N
2,415,099.31
14,615.86
0.00
08/06/22
0.00
B
10,499.40
0.00
5.040
1.58
12/31/21
54
Self Storage
AZ
09/06/25
N
2,157,967.92
14,673.90
0.00
09/06/22
0.00
0
8,664.92
0.00
4.650
3.60
12/31/21
55
Mixed Use
IL
10/06/25
N
2,164,103.18
12,869.11
0.00
09/06/22
0.00
0
8,979.70
0.00
4.810
0.00
56
Mobile Home
IN
09/06/25
N
2,185,073.03
12,591.97
0.00
09/06/22
0.00
0
9,046.29
0.00
4.800
1.74
12/31/21
57
Mobile Home
IN
09/06/25
N
1,631,976.19
9,404.63
0.00
09/06/22
0.00
0
6,756.45
0.00
4.800
0.00
762,766,951.56
4,089,079.14
0.00
0.00
57
Totals:
Count:
3,070,432.26
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

September 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

September 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
0M to 4.9M
15
$43,094,532.31
5.65%
5M to 9.9M
15
$96,415,854.94
12.64%
10M to 14.9M
12
$138,930,859.26
18.21%
15M to 19.9M
2
$34,107,039.23
4.47%
20M to 24.9M
3
$65,767,285.47
8.62%
25M to 29.9M
2
$55,338,493.79
7.25%
30M to 34.9M
1
$30,000,000.00
3.93%
50M to 54.9M
1
$52,535,944.53
6.89%
65M to 69.9M
1
$67,446,250.99
8.84%
80M to 84.9M
1
$82,437,041.08
10.81%
95M to 99.9M
1
$96,693,649.96
12.68%
Total
54
$762,766,951.56
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.250% - 4.490%
9
$180,467,321.12
23.66%
4.500% - 4.740%
24
$367,608,364.47
48.19%
4.750% - 4.990%
17
$183,802,992.59
24.10%
5.000% - 5.240%
3
$20,168,821.49
2.64%
5.250% - 5.490%
1
$10,719,451.89
1.41%
Total
54
$762,766,951.56
100.00%
Gross Rate
Total Weighted Average Rate: 4.67%

September 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
NEW YORK
4
$141,570,562.16
18.56%
TEXAS
8
$108,302,537.21
14.20%
ILLINOIS
2
$98,857,753.14
12.96%
VARIOUS
2
$93,034,744.78
12.20%
PENNSYLVANIA
6
$71,896,651.30
9.43%
OHIO
5
$61,013,021.85
8.00%
FLORIDA
4
$52,943,437.94
6.94%
MICHIGAN
5
$32,563,966.60
4.27%
ARIZONA
5
$26,375,668.59
3.46%
GEORGIA
4
$25,862,301.05
3.39%
CALIFORNIA
3
$14,344,873.39
1.88%
MARYLAND
1
$13,671,984.22
1.79%
MISSOURI
2
$12,740,733.28
1.67%
NEW MEXICO
1
$5,771,666.83
0.76%
INDIANA
2
$3,817,049.22
0.50%
Total
54
$762,766,951.56
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
1
$17,733,565.22
2.32%
Lodging
3
$93,249,303.45
12.23%
Mixed Use
3
$137,137,088.79
17.98%
Mobile Home Park
5
$31,140,974.43
4.08%
Multifamily
10
$89,162,897.46
11.69%
Office
10
$181,700,900.55
23.82%
Retail
18
$181,587,479.43
23.81%
Self Storage
3
$9,200,445.31
1.21%
Various
1
$21,854,296.92
2.87%
Total
54
$762,766,951.56
100.00%
Property Type

September 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
81 - 83
14
$260,706,072.89
34.18%
84 - 86
40
$502,060,878.67
65.82%
Total
54
$762,766,951.56
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 84
Count
Balance ($)
%
0 - 2
1
$10,719,451.89
1.41%
33 - 35
6
$138,286,319.52
18.13%
36 - 38
47
$613,761,180.15
80.47%
Total
54
$762,766,951.56
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 36

September 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
-1.50 - -1.01
1
$7,279,224.16
0.95%
-0.50 - -0.01
1
$3,318,572.65
0.44%
0.500 - 0.990
3
$171,083,891.41
22.43%
1.000 - 1.490
10
$157,833,687.27
20.69%
1.500 - 1.990
18
$191,470,795.77
25.10%
2.000 - 2.490
7
$101,360,293.81
13.29%
3.000 - 3.490
3
$49,822,493.30
6.53%
4.000 - 4.490
1
$2,157,967.92
0.28%
Not Avail.
10
$78,440,025.27
10.28%
Total
54
$762,766,951.56
100.00%
DSCR
Total Weighted Average DSCR: 1.39
Count
Balance ($)
%
Amortizing Balloon
22
$202,884,805.31
26.60%
IO Maturity Balloon
3
$72,100,000.00
9.45%
IO/Amortizing/Balloon
29
$487,782,146.25
63.95%
Total
54
$762,766,951.56
100.00%
Amortization Type

September 2022
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Paid Thru
Date
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Loan ID
Current
P&I
Advances**
2
07/06/2022
969,265.08
0.00
1
484,632.89
10
01/06/2022
510,682.26
135,101.00
6
12/23/2019
123,140.58
12
09/06/2022
0.00
0.00
98,113.82
23
05/06/2021
981,473.09
280,886.65
6
05/05/2020
63,800.45
47
08/06/2021
234,795.56
255,527.42
6
10/05/2021
05/03/2022
22,408.53
53
08/06/2022
14,605.44
0.00
B
14,605.44
6
Totals:
2,710,821.43
671,515.07
Count:
806,701.71
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.

September 2022
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.